Cover	Jan. 05, 2023
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 05, 2023
Entity File Number	001-40447
Entity Registrant Name	NEXTPLAT CORP
Entity Central Index Key	0001058307
Entity Tax Identification Number	65-0783722
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	3250 Mary St.
Entity Address, Address Line Two	Suite 410
Entity Address, City or Town	Coconut Grove
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33133
City Area Code	(305)
Local Phone Number	560-5355
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock Par Value 0. 0001 [Member]
Title of 12(b) Security	Common Stock, par value $0.0001
Trading Symbol	NXPL
Security Exchange Name	NASDAQ
Warrant [Member]
Title of 12(b) Security	Warrants
Trading Symbol	NXPLW
Security Exchange Name	NASDAQ